Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Feb. 27, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	TRUSTCO BANK CORP N Y
Entity Central Index Key	0000357301
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Public Float			$ 834
Entity Common Stock, Shares Outstanding		96,745,858
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY